FUND PORTFOLIO ANALYSIS
             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 5/31/2004

               YACKTMAN FUND (THE) - FOR INCLUDED CATEGORIES ONLY
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                    % OF NET
QTY OR PRINCIPAL       DESCRIPTION                   CURRENT VALUE   ASSETS

COM. STOCKS DOMESTIC
======================

           100,000.000 Altria Group, Inc.             4,797,000.00    1.39
           880,000.000 Americredit Corp.             15,576,000.00    4.52
            90,000.000 Apogent Technologies, Inc.     2,899,800.00    0.84
            20,000.000 Bandag, Inc., Class A            793,400.00    0.23
            40,000.000 Blair Corporation              1,028,000.00    0.30
            90,000.000 Block H&R, Inc.                4,396,500.00    1.27
           380,000.000 Bristol-Myers Squibb Co.       9,602,600.00    2.78
           260,000.000 Clorox Co., (The)             13,613,600.00    3.95
           280,000.000 Coca-Cola Company             14,378,000.00    4.17
           300,000.000 Electronic Data Systems Corp.  4,905,000.00    1.42
            70,000.000 Fannie Mae                     4,739,000.00    1.37
           130,000.000 First Data Corp.               5,627,700.00    1.63
           350,000.000 First Health Group Corp.       5,285,000.00    1.53
           100,000.000 Freddie Mac                    5,839,000.00    1.69
           465,000.000 Friedman's, Inc.               1,627,500.00    0.47
           480,000.000 Interpublic Group Cos., Inc.   6,902,400.00    2.00
           180,000.000 Interstate Bakeries Corp.      1,890,000.00    0.55
            70,000.000 Johnson & Johnson              3,899,700.00    1.13
           700,000.000 Kraft Foods Inc.              20,902,000.00    6.06
           390,000.000 Lancaster Colony Corp.        15,611,700.00    4.53
         2,200,000.000 Liberty Media Corp.           24,156,000.00    7.00
            40,000.000 Lubrizol Corp., The            1,324,400.00    0.38
            40,000.000 MBIA, Inc.                     2,215,600.00    0.64
            30,000.000 MGIC Investment Corp.          2,190,000.00    0.63
           100,000.000 Microsoft Corp.                2,635,000.00    0.76
           140,000.000 NICOR, Inc.                    4,659,200.00    1.35
            90,000.000 Pepsico, Inc.                  4,803,300.00    1.39
           100,000.000 Pfizer, Inc.                   3,534,000.00    1.02
           150,000.000 US Bancorp                     4,215,000.00    1.22
            40,000.000 Washington Mutual, Inc.        1,747,200.00    0.51

======================                              ======================
         8,305,000.000 Total for Category:           195,793,600.00  56.77
======================                              ======================

COM. STOCKS FOREIGN
======================

           180,000.000 Cadbury Schweppes ADR          6,210,000.00    1.80
           265,000.000 Henkel KGaA Ltd. Partnership  20,260,893.00    5.87
           510,000.000 Tyco International Ltd.       15,702,900.00    4.55
            65,000.000 Unilever N V - NY Shares       4,288,050.00    1.24

======================                              ======================
         1,020,000.000 Total for Category:           46,461,843.00   13.47
======================                              ======================

COMMERCIAL PAPER
======================

        14,500,000.000 AmEx Discount CP              14,499,621.38    4.20
                       0.94% - 06/02/2004
        14,500,000.000 Nordduetsch Disc CP           14,499,621.38    4.20
                       0.94% - 06/02/2004
        14,500,000.000 PRUDENTIAL FUNDING            14,499,621.38    4.20
                       0.94% - 06/02/2004
        14,800,000.000 RABO BANK DISC CP             14,800,000.00    4.29
                       0.95%  -  06/01/2004
        14,800,000.000 UBS FINL DISC CP              14,800,000.00    4.29
                       0.95% - 06/01/2004
        14,500,000.000 WELLS FARGO DISC CP           14,499,621.38    4.20
                       0.94%- 06/02/2004

======================                              ======================
        87,600,000.000 Total for Category:           87,598,485.52   25.40
======================                              ======================

CORP. BONDS DOMESTIC
======================

        17,175,000.000 Fleming Cos. Inc               2,919,750.00    0.85
                       9.25% 06/15/10
        18,400,000.000 Fleming Cos. Inc               3,128,000.00    0.91
                       10.125% due 4-1-08

======================                              ======================
        35,575,000.000 Total for Category:            6,047,750.00    1.75
======================                              ======================

DEMAND NOTES
======================

           562,360.770 US BANK DN                       562,360.77    0.16

======================                              ======================
           562,360.770 Total for Category:              562,360.77    0.16
======================                              ======================

REAL ESTATE INV TRST
======================

           400,000.000 Trizec Properties, Inc.        6,604,000.00    1.91

======================                              ======================
           400,000.000 Total for Category:            6,604,000.00    1.91
       133,462,360.770 TOTAL Portfolio              343,068,039.29   99.47
======================                              ======================

                             FUND PORTFOLIO ANALYSIS
             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 5/31/2004

           YACKTMAN FOCUSED FUND (THE) - FOR INCLUDED CATEGORIES ONLY ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                     % OF NET
QTY OR PRINCIPAL         DESCRIPTION                 CURRENT VALUE    ASSETS

COM. STOCKS DOMESTIC
========================

              40,000.000 Altria Group, Inc.            1,918,800.00    1.96
             380,000.000 Americredit Corp.,            6,726,000.00    6.86
              35,000.000 Block H&R, Inc.               1,709,750.00    1.74
             140,000.000 Bristol-Myers Squibb Co.      3,537,800.00    3.61
              85,000.000 Clorox Co., (The)             4,450,600.00    4.54
             125,000.000 Coca-Cola Company             6,418,750.00    6.54
             110,000.000 Electronic Data Systems Corp. 1,798,500.00    1.83
             150,000.000 First Health Group Corp.      2,265,000.00    2.31
              85,000.000 Freddie Mac                   4,963,150.00    5.06
             260,000.000 Friedman's, Inc.                910,000.00    0.93
             193,100.000 Interpublic Group Cos., Inc.  2,776,778.00    2.83
             110,000.000 Interstate Bakeries Corp.     1,155,000.00    1.18
             250,000.000 Kraft Foods Inc.              7,465,000.00    7.61
             120,000.000 Lancaster Colony Corp.        4,803,600.00    4.90
             810,000.000 Liberty Media Corp.           8,893,800.00    9.07

========================                              =====================
           2,893,100.000 Total for Category:           59,792,528.00  60.96
========================                              =====================

COM. STOCKS FOREIGN
========================

              85,000.000 Henkel KGaA Ltd. Partnership  6,498,777.00    6.63
             190,000.000 Tyco International Ltd.       5,850,100.00    5.96
              30,000.000 Unilever N V - NY Shares      1,979,100.00    2.02

========================                              =====================
             305,000.000 Total for Category:           14,327,977.00  14.61
========================                              =====================

CONV. PREFERRED
========================

                   0.004 Franklin Covey, Preferred             0.28    0.00

========================                              =====================
                   0.004 Total for Category:                   0.28    0.00
========================                              =====================

COMMERCIAL PAPER
========================

           4,600,000.000 AmEx Discount CP              4,599,879.88    4.69
                         0.94% - 06/02/2004
           4,600,000.000 Nordduetsch Disc CP           4,599,879.88    4.69
                         0.94% - 06/02/2004
           4,500,000.000 RABO BANK DISC CP             4,500,000.00    4.59
                         0.95% - 06/01/2004
           4,500,000.000 UBS FINL DISC CP              4,500,000.00    4.59
                         0.95% - 06/01/2004

========================                              =====================
          18,200,000.000 Total for Category:           18,199,759.76  18.56
========================                              =====================

CORP. BONDS DOMESTIC
========================

           1,000,000.000 Fleming Cos. Inc                170,000.00    0.17
                         9.25% 06/15/10
          11,825,000.000 Fleming Cos. Inc              2,010,250.00    2.05
                         10.125% due 4-1-08

========================                              =====================
          12,825,000.000 Total for Category:           2,180,250.00    2.22
========================                              =====================

DEMAND NOTES
========================

             383,257.156 US BANK DN                      383,257.16    0.39

========================                              =====================
             383,257.156 Total for Category:             383,257.16    0.39
========================                              =====================

PUT OPTION
========================

                 250.000 Omnicom Group                   522,500.00    0.53
                         Jan 05 100 PUT

========================                              =====================
                 250.000 Total for Category:             522,500.00    0.53
========================                              =====================

REAL ESTATE INV TRST
========================

             136,000.000 Trizec Properties, Inc.       2,245,360.00    2.29

========================                              =====================
             136,000.000 Total for Category:           2,245,360.00    2.29
          34,742,607.160 TOTAL Portfolio              97,651,632.20   99.56
========================                              =====================